Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 56,807	$ 8,914	¥ 180,093	¥ 121,814
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	46,854	7,352	105,351	85,222
Products smart city management solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,135	1,120	8,282	4,441
Products aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	518	81	62,241	469
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	416	66	186	711
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	54,923	8,619	176,060	90,843
Air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,302	204	618	694
Services aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	582	91	3,415	30,277
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 1,884	$ 295	¥ 4,033	¥ 30,971